Commitments and Contingencies (Details Textual) $ in Thousands		12 Months Ended
	Jun. 01, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Commitments and Contingencies (Textual)
Annual insurance premiums		$ 1,000
General insurance expense		1,000,000
Monthly rental expenses | €			€ 1,500	€ 8,700
Outstanding balance of claims
Services fees per month		$ 136
Forecast [Member]
Commitments and Contingencies (Textual)
Services fees were reduced per month	$ 50
Maximum [Member]
Commitments and Contingencies (Textual)
Supplemental information for property, casualty insurance underwriters, interest rate in range		40.00%	40.00%
Minimum [Member]
Commitments and Contingencies (Textual)
Supplemental information for property, casualty insurance underwriters, interest rate in range		25.00%	25.00%